Change In Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 16,482	$ 13,686
Service cost	212	184	182
Interest cost	931	746	673
Plan participants' contributions	134	133
Benefits paid	(109)	(54)
Actuarial loss	2,621	2,232
Foreign currency exchange rate changes	(347)	(445)
Benefit obligation at end of year	$ 19,924	$ 16,482	$ 13,686